American Century Investment Trust

PROSPECTUS SUPPLEMENT

DIVERSIFIED BOND * HIGH-YIELD

Supplement dated July 1, 2003 * Prospectus Dated March 1, 2003
                                (A/B/C/Advisor Class)

The following replaces the Shareholder fees chart on page 7:

       SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   A Class   B Class    C Class    Advisor Class
      ---------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchases             4.50%     None       None       None
       (as a percentage of offering price)
      ---------------------------------------------------------------------------------------------------------
      Maximum Deferred Sales Charge (Load)                         None(1)   5.00%(2)   1.00%(3)   None
       (as a percentage of the original offering price
       for B Class shares or the lower of the original offering
       price or redemption proceeds for A and C Class shares)
     ----------------------------------------------------------------------------------------------------------

    (1) Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

    (2) This charge is 5.00% during the first year after purchase, declines over the next five years as shown on page 15, and is eliminated after six years

    (3) This charge is 1.00% in the first year after purchase and is eliminated thereafter.

The following replaces the section titled C Class on page 19:

    C Class Shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

    The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

SH-SPL-35100   0307

American Century Investment Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

PREMIUM MONEY MARKET FUND * DIVERSIFIED BOND FUND
PRIME MONEY MARKET FUND * HIGH-YIELD FUND

Supplement dated July 1, 2003 * Statement of Additional Information dated
                                March 1, 2003

The following replaces the chart at the top of page 51.

    Purchase Amount           Dealer Concession
    ----------------------------------------
    less than $50,000         4.00%
    ----------------------------------------
    $50,000 - $99,999         4.00%
    ----------------------------------------
    $100,000 - $249,999       3.00%
    ----------------------------------------
    $250,000 - $499,999       2.00%
    ----------------------------------------
    $500,000 - $999,999       1.75%
    ----------------------------------------
    $1,000,000 - $3,999,999   1.00%
    ----------------------------------------
    $4,000,000 - $9,999,999   0.50%
    ----------------------------------------
    greater than $10,000,000  0.25%
    ----------------------------------------

The following replaces the second sentence in the first paragraph following the chart on page 51.

    Payments will equal 4.00% of the purchase price of B Class shares of the funds and 1.00% of the purchase price of the Diversified Bond and High-Yield
    C Class shares sold by the intermediary. Payments will equal 0.75% of the purchase price of the Prime Money Market C Class shares sold by the intermediary.

The following replaces the fourth sentence in the third paragraph on page 52:

    Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official close price.

The following replaces the first and second paragraphs on page 56:

    The funds also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund over a
    30-day period (excluding capital gains) by 12, dividing that number by the fund's share price (net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

    (Dividends Earned Over Last 30 Days  X  12)
    -------------------------------------------  X  100  =  Annualized Distribution Rate
            Current Share Price

    The annualized distribution rate for a fund will differ from the fund's
    30-day SEC yield. The annualized distribution rate for A Class, B Class and
    C Class shares of a fund assumes no CDSC is paid.

SH-SPL-35099   0307